Acquisition of Otis Gold Corp. - Schedule of Purchase Price of Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 22, 2020	Dec. 31, 2020
Statement Line Items [Line Items]
Transaction costs		$ (572)
Otis Gold Corp [Member]
Statement Line Items [Line Items]
Common shares of Excellon issued	$ 16,370
Fair value of Excellon options issued	361
Fair value of Excellon warrants issued	233
Transaction costs	1,723
Total purchase price	18,687
Cash	51
Tax receivables, prepaid expenses and other assets	24
Property, plant and equipment	35
Reclamation deposits	53
Right of use assets	48
Mineral rights - Oakley Project	5,332
Mineral rights - Kilgore Gold Project	13,711
Trade payables	(166)
Convertible loan from Excellon	(353)
Current and long-term lease liabilities	(48)
Total assets and liabilities assumed	$ 18,687